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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):     [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Stelliam Investment Management, LP
                  31 West 52nd Street, 16th Floor
                  New York, NY 10019

Form 13F File Number:      028-12932
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gregg L. Kudisch
Title:            Chief Financial Officer
Phone:            (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch                 New York, NY          February 11, 2010
---------------------------     ---------------------   ------------------------
        [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                 0
                                                  ------------------

Form 13F Information Table Entry Total:                           56
                                                  ------------------

Form 13F Information Table Value Total:                     $429,314
                                                  ------------------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         ---------                  -----------------

                                             Stelliam Investment Management, LP
                                                 Form 13F Information Table
                                               Quarter ended December 31, 2009

                                                                                Investment Discretion         Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                        Fair Market    Shares or
                                          Value       Principal   SH/   Put/        Shared  Shared  Other
                      Title     Cusip     ------       ---------- ----  -----       ------- ------- -----
Issuer              of Class    Number (in thousands)   Amount    PRN   Call  Sole  Defined Other   Managers  Sole   Shared   None
------              ---------- ------- --------------   ------    ---   ----  ----  ------- -----   --------  ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD            SHS        H0023R105     $8,442       167,500    SH         X                             167,500
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP        COM        037411105     $3,611        35,000    SH         X                              35,000
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC  COM        038222105    $11,152       800,000    SH         X                             800,000
------------------------------------------------------------------------------------------------------------------------------------
ARVINMERITOR INC   COM        043353101     $5,450       487,500    SH         X                             487,500
------------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V   NY REG SHS N07059186     $5,284       155,000    SH         X                             155,000
------------------------------------------------------------------------------------------------------------------------------------
ATLAS AIR
WORLDWIDE
HLDGS INC          COM NEW    049164205     $9,291       249,410    SH         X                             249,410
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION        COM        060505104     $4,518       300,000    SH         X                             300,000
------------------------------------------------------------------------------------------------------------------------------------
                   UNIT
BANK OF AMERICA    PREFERRED
CORPORATION        10%        060505419     $2,163       145,000    SH         X                             145,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK
MELLON CORP        COM        064058100     $5,804       207,500    SH         X                             207,500
------------------------------------------------------------------------------------------------------------------------------------
BE AEROSPACE INC   COM        073302101     $7,814       332,500    SH         X                             332,500
------------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE
CLUB INC           COM        05548J106     $5,135       157,000    SH         X                             157,000
------------------------------------------------------------------------------------------------------------------------------------
CAMERON
INTERNATIONAL
CORP               COM        13342B105     $2,822        67,500    SH         X                              67,500
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC      COM        17275R102     $9,576       400,000    SH         X                             400,000
------------------------------------------------------------------------------------------------------------------------------------
CLEARWATER PAPER
CORP               COM        18538R103     $6,173       112,300    SH         X                             112,300
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA
ENTERPRISES
INC                COM        191219104    $14,840       700,000    SH         X                             700,000
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA
ENTERPRISES
INC                COM        191219104    $17,657       832,900    SH   CALL  X                             832,900
------------------------------------------------------------------------------------------------------------------------------------
CORNERSTONE
THERAPEUTICS INC   COM        21924P103       $117        19,115    SH         X                              19,115
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP           COM        126408103     $8,486       175,000    SH         X                             175,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. HORTON INC    COM        23331A109     $7,989       735,000    SH         X                             735,000
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES
INC DEL            COM NEW    247361702     $6,458       567,500    SH         X                             567,500
------------------------------------------------------------------------------------------------------------------------------------
EOG RES INC        COM        26875P101     $7,152        73,500    SH         X                              73,500
------------------------------------------------------------------------------------------------------------------------------------
                   NOTE
EXPRESSJET         11.25%
HOLDINGS INC       8/1/23     30218UAB4     $7,700     8,000,000   PRN         X                           8,000,000
------------------------------------------------------------------------------------------------------------------------------------
EXPRESSJET
HOLDINGS INC       COM NEW    30218U306     $6,494     1,347,300    SH         X                           1,347,300
------------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW  CL A       36467W109    $14,042       640,000    SH         X                             640,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS
GROUP INC          COM        38141G104     $9,033        53,500    SH         X                              53,500
------------------------------------------------------------------------------------------------------------------------------------

                                             Stelliam Investment Management, LP
                                                 Form 13F Information Table
                                               Quarter ended December 31, 2009
                                                                                Investment Discretion         Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                        Fair Market    Shares or
                                          Value       Principal   SH/   Put/        Shared  Shared  Other
                      Title     Cusip     ------       ---------- ----  -----       ------- ------- -----
Issuer              of Class    Number (in thousands)   Amount    PRN   Call  Sole  Defined Other   Managers  Sole   Shared   None
------              ---------- ------- --------------   ------    ---   ----  ----  ------- -----   --------  ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC     COM        42222G108     $5,939       255,000    SH         X                             255,000
------------------------------------------------------------------------------------------------------------------------------------
HILLTOP HOLDINGS
INC                COM        432748101     $7,799       670,000    SH         X                             670,000
------------------------------------------------------------------------------------------------------------------------------------
HORMEL FOODS CORP  COM        440452100     $7,628       198,400    SH         X                             198,400
------------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP        COM        45337C102     $5,011       550,000    SH         X                             550,000
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL-RAND
PLC                SHS        G47791101     $7,148       200,000    SH         X                             200,000
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS
CORP               COM        477143101     $8,393     1,540,000    SH         X                           1,540,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE
& CO               COM        46625H100    $11,147       267,500    SH         X                             267,500
------------------------------------------------------------------------------------------------------------------------------------
MACYS INC          COM        55616P104    $13,408       800,000    SH         X                             800,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN HEALTH
SVCS INC           COM NEW    559079207     $8,655       212,500    SH         X                             212,500
------------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA
MATLS INC          COM        573284106     $5,856        65,500    SH   PUT   X                              65,500
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP     COM        580135101    $10,459       167,500    SH         X                             167,500
------------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTR
MATLS INC          COM        552715104     $7,832       575,000    SH         X                             575,000
------------------------------------------------------------------------------------------------------------------------------------
                   NOTE
MICRON TECHNOLOGY  1.875%
INC                06/01/14   595112AH6     $9,675    10,000,000   PRN         X                          10,000,000
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM        594918104    $12,192       400,000    SH         X                             400,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME    *W EXP
ACQUIS CORP        06/25/201  Y62159119     $1,407     2,345,000    SH         X                           2,345,000
------------------------------------------------------------------------------------------------------------------------------------
NAVIOS MARITIME
HOLDINGS INC       COM        Y62196103     $4,604       761,000    SH         X                             761,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED
FINANCIAL INC      COM        712704105     $6,680       400,000    SH         X                             400,000
------------------------------------------------------------------------------------------------------------------------------------
PEOPLES UNITED
FINANCIAL INC      COM        712704105    $10,605       635,000    SH   CALL  X                             635,000
------------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY
CORP               COM        716495106     $5,638       235,000    SH         X                             235,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC         COM        717081103    $10,914       600,000    SH         X                             600,000
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC    COM        745867101     $8,050       805,000    SH         X                             805,000
------------------------------------------------------------------------------------------------------------------------------------
RADVISION LTD      ORD        M81869105     $4,810       797,750    SH         X                             797,750
------------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP       COM        80004C101     $5,798       200,000    SH         X                             200,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS
INC                COM        832248108    $11,696       770,000    SH         X                             770,000
------------------------------------------------------------------------------------------------------------------------------------
SMITHFIELD FOODS
INC                COM        832248108     $3,773       248,400    SH   CALL  X                             248,400
------------------------------------------------------------------------------------------------------------------------------------
SOUTH JERSEY INDS
INC                COM        838518108     $8,972       235,000    SH         X                             235,000
------------------------------------------------------------------------------------------------------------------------------------

                                             Stelliam Investment Management, LP
                                                 Form 13F Information Table
                                               Quarter ended December 31, 2009
                                                                                Investment Discretion         Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                        Fair Market    Shares or
                                          Value       Principal   SH/   Put/        Shared  Shared  Other
                      Title     Cusip     ------       ---------- ----  -----       ------- ------- -----
Issuer              of Class    Number (in thousands)   Amount    PRN   Call  Sole  Defined Other   Managers  Sole   Shared   None
------              ---------- ------- --------------   ------    ---   ----  ----  ------- -----   --------  ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR            UNIT SER 1 78462F103     $8,358        75,000    SH         X                              75,000
------------------------------------------------------------------------------------------------------------------------------------
SPIRIT
AEROSYSTEMS
HLDGS INC          COM CL A   848574109     $3,674       185,000    SH         X                             185,000
------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP         COM        871829107    $15,367       550,000    SH   PUT   X                             550,000
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATLS CO    COM        929160109     $1,317        25,000    SH   PUT   X                              25,000
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC     COM        98385X106     $9,306       200,000    SH         X                             200,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                   $429,314
(in thousands)